SCHEDULE OF RECONCILIATION OF BASIC AND DILUTED COMMON SHARES OUTSTANDING (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Earnings per share (Note 10):
Weighted average ordinary shares outstanding, beginning balance	96,452,967	95,408,453	96,045,856	94,996,397
Change in shares, warrant exchange	3,543,571		3,543,571
Weighted average ordinary shares outstanding, warrant exchange	3,505,054		1,181,190
Change in shares, restricted stock issuance	777,245	38,758	666	333
Weighted average ordinary shares outstanding, restricted stock issuance	397,071	19,800	549	322
Change in shares, restricted stock issuance one	1,977		1,000	12,751
Weighted average ordinary shares outstanding, restricted stock issuance one	537		788	9,168
Change in shares, restricted stock issuance two	1,999		12,430	242,455
Weighted average ordinary shares outstanding, restricted stock issuance two	391		8,970	173,435
Weighted average ordinary shares outstanding, ending balance	100,356,020	95,428,253	97,656,777	95,310,346
Change in shares, settlement of liability-classified share-based compensation			61,353
Weighted average ordinary shares outstanding, settlement of liability-classified share-based compensation			60,005
Change in shares, restricted stock issuance three			231,661	235,741
Weighted average ordinary shares outstanding, restricted stock issuance three			166,321	167,772
Change in shares, settlement of liability-classified share-based compensation one			100,001
Weighted average ordinary shares outstanding, settlement of liability-classified share-based compensation one			58,975
Change in shares, restricted stock issuance four			777,245	1,774
Weighted average ordinary shares outstanding, restricted stock issuance four			133,811	1,198
Change in shares, restricted stock issuance five			1,977	1,333
Weighted average ordinary shares outstanding, restricted stock issuance five			181	778
Change in shares, restricted stock issuance six			1,999	38,758
Weighted average ordinary shares outstanding, restricted stock issuance six			131	6,648
Change in shares, return of shares from W.D. Van Gonten engineering				(82,331)
Weighted average ordinary shares outstanding, return of shares from W.D. Van Gonten engineering				(45,372)